Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Accounts Payable and Accrued Liabilities	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at	March 31,
	2026	2025
	$	$
Trade payables	37,475	42,327
Accrued compensation	35,580	34,779
Consumption taxes payable	1,662	3,017
Provision	—	776
	74,717	80,899